Average Annual Total Returns - Vanguard Global Minimum Volatility Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	FTSE Global All Cap Index Hedged (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap Index Hedged (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap Index Hedged (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap Index Hedged (reflects no deduction for fees or expenses) Inception Date
Total	(3.99%)	7.77%	8.74%	Dec. 12, 2013	(4.47%)	6.67%	7.50%	Dec. 12, 2013	(2.06%)	5.87%	6.63%	Dec. 12, 2013	(3.94%)	7.85%	8.83%	Dec. 12, 2013	15.19%	12.50%	10.91%	Dec. 12, 2013